Share based compensation, Share Options (Details)		3 Months Ended	9 Months Ended
		Sep. 30, 2026 shares	Sep. 30, 2026 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)				1,202,734
Number of ordinary shares available for future issuance (in shares)		770,444	770,444
Number of options granted (in shares)		215,409	434,459
Share Option, Expiration Period One [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)		180,000	329,450
Award vest percentage			25.00%
Remaining vesting period			3 years
Share option award granted period			7 years
Exercise price for option granted (in dollars per share) | $ / shares	[1]		$ 0.025
Share Option, Expiration Period Two [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)		8,909	8,909
Vesting condition			2 years
Share option award granted period			7 years
Exercise price for option granted (in dollars per share) | $ / shares	[1]		$ 0.025
Share Option, Expiration Period Three [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)		26,500	96,100
Award vest percentage			25.00%
Remaining vesting period			3 years
Vesting condition			2 years
Share option award granted period			8 years
Share Options [Member]
Share based payment arrangement [Abstract]
Number of shares authorized (in shares)		3,721,251	3,721,251

[1]	Includes grants to members of key management of the Group.